RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged By Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 46,963	$ 40,151	$ 28,056
ICB Shipping (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	0	0	579
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	4,210	6,521	13,192
The Former Golden Ocean [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	0	0	134
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	27,977	25,564	12,060
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	3,103	2,638	1,932
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	9,696	4,216	159
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	1,286	1,114	0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	57	98	0
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged by related party	$ 634	$ 0	$ 0